Fair Value Measurements - Quantitative Information (FY) (Details) - Level 3 - Private Placement Warrants	Jun. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	11.5	11.5	11.5
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	1.04	0.72	1.01
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.93	0.875	0.823
Term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, term	1 year 11 months 15 days	2 years 5 months 15 days	3 years 5 months 15 days
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0472	0.0413	0.0417